Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 4,857	$ 3,694
Restricted cash (Note 4)		3
Accounts receivable (Note 5)	5,635	4,659
Inventories (Note 6)	3,221	3,329
Prepaid expenses	1,134	869
Total current assets	14,847	12,554
Non-current assets:
Property and equipment (Note 7)	1,187	1,611
Intangible assets (Note 8)	10,624	11,212
Goodwill (Note 9)	3,177	2,974
Other assets (Note 4)	63	57
Total non-current assets	15,051	15,854
Total assets	29,898	28,408
Current liabilities:
Accounts payable and accrued liabilities	7,128	6,668
Current portion of royalty obligation (Note 10)	179	423
Current portion of acquisition payable (Note 8)	677	634
Current portion of contingent consideration (Note 4)		293
Current income taxes payable (Note 14)	60	114
Current portion of lease obligations (Note 11)	346	380
Total current liabilities	8,390	8,512
Non-current liabilities
Royalty obligation (Note 10)		65
Acquisition payable (Note 8)		591
Contingent consideration (Note 4)		40
Lease obligations (Note 4 & 11)	503	789
Total non-current liabilities	503	1,485
Total liabilities	8,893	9,997
Equity:
Share capital (Note 13(b))	80,917	80,917
Contributed surplus	10,476	10,429
Accumulated other comprehensive loss	(5,458)	(6,640)
Deficit	(64,930)	(66,295)
Total equity	21,005	18,411
Total liabilities and equity	29,898	28,408
Commitments and contingencies (Note 18(a) & 18(d))